THE CHINA-U.S. GROWTH FUND

   SUPPLEMENT DATED JANUARY 24, 2005 TO THE PROSPECTUS DATED DECEMBER 23, 2003

This supplement amends the Prospectus, as described below, and is in addition to any existing prospectus supplement for The China-U.S. Growth Fund (the "Fund").

         The Fund's Prospectus is supplemented hereby to modify the Fund's existing share class, which has been sold at net asset value without either a front-end or back-end sales load, to be Class A shares generally sold with a front-end sales load, as described below. Persons who were shareholders of the Fund as of January 21, 2005 are "grandfathered" and may purchase Class A shares of the Fund at net asset value for their existing accounts beginning January 24, 2005. The Fund's shares continue to be exchangeable only for shares of Alger Money Market Fund.

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1. THE TABLE UNDER "FEES AND EXPENSES" ON PAGE 4 IS DELETED AND REPLACED WITH
THE FOLLOWING: FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended October 31, 2004. Effective February 28, 2005, the Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2006 to the extent necessary to limit the annual operating expenses of the Fund to 2.20% of the Fund's average net assets (excluding interest, taxes, brokerage and extraordinary expenses).

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                              5.25%

Maximum Deferred Sales Charge (Load)                              None

Redemption Fee*
(as a percentage of amount redeemed)                             2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets) (as a % of average daily net assets)

Management Fees                                                  1.50%

Distribution (12b-1) Fees                                         None

Shareholder Servicing Fees                                        .25%

Other Expenses                                                   1.12%
                                                                 -----

Total Annual Fund Operating Expenses                             2.87%

Fee Waiver and/or Expense Reimbursement**                        0.47%
                                                                 -----

Net Expenses**                                                   2.40%
                                                                 =====

  * The Fund charges a redemption fee of 2.0% on shares redeemed (including shares redeemed by exchange) within one year of purchase.

 ** The Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2005 to the extent necessary to limit the annual operating expenses of the Fund to 2.40% of the Fund's average net assets (excluding interest, taxes, brokerage, and extraordinary expenses).

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2. THE SECTION CAPTIONED "EXAMPLES" ON PAGES 4 AND 5 IS DELETED AND REPLACED
WITH THE FOLLOWING:

EXAMPLES

The following examples, which reflect the shareholder fees and operating expenses listed previously, are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The second example reflects the same assumptions and assumes that you keep your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares:*
                1 Year        3 Years      5 Years          10 Years
                $ 243          $ 748       $ 1,280          $ 2,736

You would pay the following expenses if you did not redeem your shares:*

                1 Year        3 Years      5 Years          10 Years
                $ 243          $ 748       $ 1,280          $ 2,736

 * Absent first-year fee waivers and reimbursements, one-, three-, five- and ten-year expenses would be $290, $889, $1,513 and $3,195 either with redemption or without redemption.

The Fund pays the Distributor, Fred Alger & Company, Incorporated, a shareholder servicing fee of .25% of the value of the Fund's average daily net assets for service and maintenance of shareholder accounts. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide service and maintenance of shareholder accounts.

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3. THE FOLLOWING IS ADDED ON PAGE 10 IMMEDIATELY PRECEDING THE SECTION CAPTIONED
"PURCHASING AND REDEEMING FUND SHARES":

CLASSES OF FUND SHARES

The Fund offers one class of shares, Class A, with a front-end sales charge that may be waived under certain circumstances. See "Waivers of Sales Charges" in the Fund's Statement of Additional Information for details. Shareholders of record as of January 21, 2005 may purchase Class A shares for their existing accounts at net asset value without sales charge.

SALES CHARGES

  Class A Shares
----------------------------------------------------------------------------

 When you buy Class A Shares, you may pay the following sales charge:

                          Sales Charge     Sales Charge    Dealer
                          as a % of        as a % of Net   Allowance as a %
Purchase Amount           Offering Price   Asset Value     of Offering  Price
----------------------    --------------   -------------   ------------------
Less than $25,000             5.25%             5.54%           5.00%
$25,000 - $49,999             4.50%             4.71%           4.25%
$50,000 - $99,999             4.00%             4.17%           3.75%
$100,000 - $249,999           3.50%             3.63%           3.25%
$250,000 - $499,999           2.50%             2.56%           2.25%
$500,000 - $749,999           2.00%             2.04%           1.75%
$750,000 - $999,999           1.50%             1.52%           1.25%
$1,000,000 and over             *                 *             1.00%


*Purchases of Class A Shares which, when combined with current holdings of Class
 A Shares offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.



DISTRIBUTION (12B-1) FEES Not subject to distribution (12b-1) fees.



MAXIMUM INVESTMENT AMOUNT. No maximum investment limit. For investment minimums, see the table on page 11.






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4.  THE FOLLOWING IS ADDED AS A NEW SECOND PARAGRAPH UNDER THE CAPTION
"PURCHASING AND REDEEMING FUND SHARES" ON PAGE 10:

You may aggregate all the shares that you purchase in the Fund in order to obtain a reduced Class A sales charge (as indicated above) if you provide sufficient information at the time of purchase for verification of your eligibility for the lower charge.

If you intend to make an aggregate purchase of $25,000 or more in the Fund over a period of 13 months or less, you can complete a letter of intent and return it to the Fund. Please contact the Fund for details before you buy the shares.

PSP SUPP 01-24-05 CHINA

                           THE CHINA-U.S. GROWTH FUND


        SUPPLEMENT DATED JANUARY 24, 2005 TO THE STATEMENT OF ADDITIONAL
                      INFORMATION DATED DECEMBER 23, 2003


 This supplement amends the Statement of Additional Information ("SAI")as described below and replaces the SAI supplement dated November 22, 2004 for The China-U.S. Growth Fund (the "Fund").

         The Fund's SAI is supplemented hereby to modify the Fund's existing share class, which has been sold at net asset value without either a front-end or back-end sales load, to be Class A shares sold generally with a front-end sales load, as described below. Persons who were shareholders of the Fund as of January 21, 2005 are "grandfathered" and may purchase Class A shares of the Fund at net asset value for their existing accounts beginning January 24, 2005. The Fund's shares continue to be exchangeable only for shares of Alger Money Market Fund.

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1. Effective November 22, 2004, State Street Bank and Trust Company ("State
Street") is the Fund's transfer agent. All references to Alger Shareholder Services, Inc. as the Fund's transfer agent are replaced with State Street. Transfer agent services will be provided by State Street's affiliate, Boston Financial Data Services, Inc. ("BFDS"), and all instructions or forms that were to be sent to Alger Shareholder Services, Inc. are to be sent to BFDS at the following address:

                           The China-U.S. Growth Fund
                                  P.O. Box 8480
                        Boston, Massachusetts 02266-8480

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2. THE FOLLOWING IS ADDED IMMEDIATELY PRECEDING THE CAPTION "PURCHASES" ON PAGE
10:

CLASSES OF SHARES

As described in the Prospectus, the Fund has one class of shares, Class A Shares, which is generally subject to a front-end sales load.

CLASS A SHARES
From time to time, Alger Inc. may reallow to brokers or financial intermediaries all or substantially all of the initial sales charge. To the extent that it does so, such persons may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

________________________________________________________________________________
3. The first sentence under the caption "TelePurchase Privilege" on page 11 is deleted and replaced with the following: "The price the shareholder will receive will be the price next computed after the Transfer Agent receives the TelePurchase request from the shareholder to purchase shares."


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4. THE FOLLOWING IS ADDED IMMEDIATELY PRECEDING THE CAPTION "REDEMPTIONS" ON
PAGE 12:

RIGHT OF ACCUMULATION (CLASS A SHARES)
Class A Shares of the Fund may be purchased by "any person" (which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all Class A Shares of the Fund then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.


LETTER OF INTENT (CLASS A SHARES)
A Letter of Intent ("LOI") contemplating aggregate purchases of $25,000 or more provides an opportunity for an investor to obtain a reduced Class A sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of a LOI, the "Purchase Amount" as referred to in the sales charge table in the Prospectus includes purchases by "any person" (as defined above) of all Class A Shares of the Fund offered with a sales charge over the following 13 months. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of the LOI.


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5. THE FOLLOWING IS ADDED IMMEDIATELY PRECEDING THE CAPTION "EXCHANGES" ON PAGE
12:

CONTINGENT DEFERRED SALES CHARGE
Certain Class A Shares also are subject to a CDSC. Other than Class A Shares purchased by persons who were shareholders on January 21, 2005 for their existing accounts, Class A Shares purchased in an amount of $1 million or more which have not been subject to the Class A initial sales charge and which have not been held for a full year are subject to a CDSC of 1% at the time of redemption.

WAIVERS OF SALES CHARGES
No initial sales charge (Class A) or CDSC (Class A) is imposed on purchases or redemptions (1) by (i) employees of Alger Inc. and its affiliates, (ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by investment advisory affiliates of Alger Inc. that are registered under the Investment Advisers Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and
(iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which Alger Inc. or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended, ("ERISA"); (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) on behalf of their clients by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers with which either the Fund or Alger Inc. has entered into agreements contemplating the waiver of such charges; (8) by a Processing Organization, as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) by registered representatives of broker-dealers which have entered into Selected Dealer Agreements with Alger Inc., and their spouses, children, siblings and parents; (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001; and (11) persons who were shareholders of the Fund as of January 21, 2005 as to shares purchased or redeemed for those accounts.

Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Funds at (800) 254-3796.

CERTAIN WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE
Any CDSC which otherwise would be imposed on redemptions of Fund shares will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an Individual Retirement Account ("IRA") following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and
(iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Trust of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders claiming a waiver must assert their status at the time of redemption.

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6. The entry for Dorothy G. Sanders, Secretary of the Fund, as set forth on page
14 under the caption "Management - Trustees and Officers of the Fund," is deleted; Ms. Sanders resigned as Secretary of the Fund effective November 19, 2004. Frederick A. Blum, Treasurer of the Fund, continues as Assistant Secretary of the Fund. The entry for Joseph S. Nye, Jr., Trustee of the Fund, is deleted; Mr. Nye resigned as Trustee of the Fund effective December 13, 2004. The following entry for Katherine P. Feld, Chief Compliance Officer of the Fund, is added; Ms. Feld, who was appointed as Chief Compliance Officer of the Fund on February 24, 2004, was elected as an officer of the Fund effective December 7, 2004.

KATHERINE P. FELD (AGE: 46), CHIEF COMPLIANCE OFFICER.
          Senior Vice President and Chief Compliance Officer of Fred Alger Management, Inc. and Fred Alger & Company, Incorporated since February 2004; previously Associate Counsel (November 1983 - July 1999), Senior Counsel (July 1999 - February 2004) and Vice President (June 1990 - February 2004) of OppenheimerFunds, Inc.



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7. THE SECOND PARAGRAPH UNDER THE CAPTION "ORGANIZATION" ON PAGE 18 IS DELETED
AND REPLACED WITH THE FOLLOWING:

Since inception, the Fund has issued shares of a single class, which were re-designated as Class A shares on January 24, 2005.



SAI SUPP 01-24-05 CHINA